RELATED PARTY TRANSACTIONS (Tables)	12 Months Ended
Sep. 30, 2025
DUE TO RELATED PARTIES
Schedule of related party transactions
Activity	Year Ended September 30, 2025	Year Ended September 30, 2024
Management Services Provided (Accrued/Expensed)	$100,000	$80,000
Expenses Paid on Company's Behalf (Advances)	$51,874	$1,636
Cash Advanced to the Company	$0	$2,000
Repayment in Cash from the Company	$(153,510)	$(108,554)
Net Change During the Year	$1,636	$17,981
Balance Due to Related Party, Beginning of Year	$156,283	$138,302
Balance Due to Related Party, End of Year	$154,647	$156,283

Schedule of share based transactions
Related Party	Date	Transaction	Shares Issued	Price
Winfield, Yongbiao Ding (CFO)	May 24, 2024	Exercise of stock options (Note 8)	300,000	$0.20/share
Ford Moore (Director)	April 1, 2024	Exercise of stock options (Note 8)	500,000	$0.15/share
Dave Milroy (Director)	April 1, 2024	Exercise of stock options (Note 8)	300,000	$0.15/share

Schedule of balances due to other related parties
Related Party	Balance as of September 30, 2025	Balance as of September 30, 2024
Ford Moore (Director)	$49,000	$49,000
First Scion Investments Limited (Shareholder)	$75,722	$75,722